Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Taxes [Line Items]
Effective income tax rates	16.90%	16.50%
US subsidiary income tax rate	26.00%
Unrecognized tax benefits (in Dollars)
Income tax accrued interest or penalties (in Dollars)
Cayman Island [Member]
Income Taxes [Line Items]
Statutory income tax rate	0.00%
Singapore Subsidiary [Member]
Income Taxes [Line Items]
Statutory income tax rate	17.00%